Fair Value Measurements - Additional Information (Detail)	6 Months Ended
Dec. 31, 2020 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Held to maturity securities	$ 0
Common Stock and Warrants to be Issued on Business Combination	$ 175,000,000
Consummation of the Business Combination	95.00%
Adjusted net assets method utilized	$ 175,000,000
US Treasury Securities [Member] | Cash [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held in trust account	$ 690,000,000